UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-02258
Boston Income Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zipcode)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Boston Income Portfolio                                                                                                                  as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 2.1% (1)

	Principal
Security	Amount	Value
Broadcasting — 0.8%
Hit Entertainment, Inc., Term Loan, 9.97%, Maturing 2/15/13	$13,910,000	$13,977,812
		$13,977,812
Building Materials — 0.6%
Masonite International, Term Loan, 10.88%, Maturing 10/6/06	10,700,000	9,951,000
		$9,951,000
Gaming — 0.3%
BLB Worldwide Holdings, Term Loan, 7.83%, Maturing 6/30/12	5,300,000	5,401,585
		$5,401,585
Super Retail — 0.4%
Toys R Us, Term Loan, 9.86%, Maturing 7/21/06	6,759,789	6,768,239
		$6,768,239
Total Senior, Floating Rate Interests (identified cost $36,769,365)		$36,098,636

Corporate Bonds & Notes — 86.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.4%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$2,050	$2,188,375
Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	2,410	2,614,850
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	1,440	1,468,800
		$6,272,025
Air Transportation — 1.2%
American Airlines, 7.80%, 10/1/06	10,535	10,466,249
American Airlines, 7.858%, 10/1/11	1,535	1,633,275
AMR Corp., 9.00%, 8/1/12	4,035	3,697,069
Continental Airlines, 7.033%, 6/15/11	2,994	2,758,894
Delta Air Lines, 8.30%, 12/15/29 (2)	1,125	277,031
Delta Air Lines, 9.50%, 11/18/08 (2)(3)	2,540	2,260,600
		$21,093,118
Automotive & Auto Parts — 5.3%
Altra Industrial Motion, Inc., 9.75%, 12/1/11 (3)	1,090	1,087,275
Commercial Vehicle Group, Inc., 8.00%, 7/1/13	1,800	1,827,000
Dana Credit Corp., 8.375%, 8/15/07 (3)	1,815	1,706,100
Dura Operating Corp., Series D, 9.00%, 5/1/09	435	228,375
Ford Motor Credit Co., 6.50%, 1/25/07	3,570	3,532,415
Ford Motor Credit Co., 7.375%, 10/28/09	14,920	13,970,148
Ford Motor Credit Co., 7.875%, 6/15/10	7,085	6,672,830

Ford Motor Credit Co., Variable Rate, 7.26%, 11/2/07	$17,775	$17,427,517
General Motors Acceptance Corp., 6.125%, 9/15/06	4,535	4,487,564
General Motors Acceptance Corp., 7.00%, 2/1/12	710	676,871
General Motors Acceptance Corp., 8.00%, 11/1/31	17,840	18,240,240
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,510	1,313,700
Metaldyne Corp., 10.00%, 11/1/13	1,577	1,450,840
Tenneco Automotive, Inc., 8.625%, 11/15/14	4,385	4,428,850
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	5,570	6,266,250
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,125	2,422,500
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,899,737
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (2)	3,683	6,906
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	3,220	2,728,950
		$90,374,068
Broadcasting — 1.9%
Nexstar Finance Holdings, LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	6,110	4,727,612
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (3)	2,855	3,072,694
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	10,985	12,358,125
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	12,570	12,412,875
		$32,571,306
Building Materials — 2.8%
Coleman Cable, Inc., 9.875%, 10/1/12	1,740	1,452,900
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	1,005	994,950
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	3,760	4,023,200
Goodman Global Holdings, Sr. Notes, Variable Rate, 7.491%, 6/15/12 (3)	5,495	5,543,081
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	969,825
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	3,507	3,910,305
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	4,010	3,388,450
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	9,160	8,953,900
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	4,145	2,668,344
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (3)	4,940	4,705,350
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	910	791,700
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (3)	10,215	10,419,300
		$47,821,305
Cable/Satellite TV — 3.7%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (2)	6,160	4,050,200
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (2)	8,160	5,406,000
CCO Holdings, LLC / Capital Corp., Sr. Notes, 8.75%, 11/15/13 (3)	19,005	18,339,825
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,300

CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	$1,845	$1,856,531
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11	20,845	22,043,587
Kabel Deutschland GMBH, 10.625%, 7/1/14 (3)	10,160	10,718,800
		$62,430,243
Capital Goods — 3.3%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (3)	9,410	10,162,800
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	9,255	9,949,125
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15 (3)	3,575	3,709,062
Dresser, Inc., 9.375%, 4/15/11	10,965	11,595,487
Koppers, Inc., 9.875%, 10/15/13	75	81,750
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	767	855,205
Milacron Escrow Corp., 11.50%, 5/15/11	5,750	5,218,125
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	3,515	3,743,475
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	5,445	4,192,650
Rexnord Corp., 10.125%, 12/15/12	1,065	1,158,187
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	5,430	4,805,550
		$55,471,416
Chemicals — 5.2%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	4,924	5,490,260
Borden U.S. Finance / Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14 (3)	2,760	2,815,200
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	6,077	4,527,365
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	12,550	13,867,750
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	2,010	2,120,550
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	7,065	8,160,075
Ineos Group Holdings PLC, 8.50%, 2/15/16 (3)	10,765	10,765,000
Lyondell Chemical Co., 11.125%, 7/15/12	1,655	1,866,012
Millennium America, Inc., 9.25%, 6/15/08	2,000	2,160,000
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13	4,620	4,851,000
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.561%, 11/15/13 (3)	5,350	5,443,625
OM Group, Inc., 9.25%, 12/15/11	13,060	13,125,300
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	1,095	1,073,100
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	6,790	7,256,812
PQ Corp., 7.50%, 2/15/13 (3)	1,895	1,795,512
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	1,163	1,293,837
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,797	1,972,207
		$88,583,605
Consumer Products — 0.8%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	2,525	2,588,125
Fedders North America, Inc., 9.875%, 3/1/14	3,895	2,395,425
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,385	1,516,575

Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	$1,730	$1,293,175
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	3,625	3,842,500
WH Holdings Ltd. / WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,689	1,828,342
		$13,464,142
Containers — 0.9%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,095	5,044,050
Pliant Corp. (PIK), 11.625%, 6/15/09	3,583	3,859,740
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	5,050	4,481,875
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,435	1,513,925
		$14,899,590
Diversified Financial Services — 0.3%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	1,215	1,269,675
Residential Capital Corp., Sr. Notes, 6.875%, 6/30/15	2,855	3,073,870
		$4,343,545
Diversified Media — 2.2%
Advanstar Communciations, Sr. Sub. Notes, Series B, 12.00%, 2/15/11	2,000	2,117,500
Advanstar Communications, Inc., 10.75%, 8/15/10	8,085	8,883,394
CanWest Media, Inc., 8.00%, 9/15/12	19,247	19,583,363
LBI Media, Inc., 10.125%, 7/15/12	3,025	3,232,969
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	3,320	2,460,950
Quebecor Media, Sr. Notes, 7.75%, 3/15/16 (3)	530	543,250
		$36,821,426
Energy — 6.2%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14 (3)	4,600	4,646,000
Aventine Renewable Energy Holdings, Inc., Variable Rate, 10.491%, 12/15/11 (3)	4,165	4,352,425
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,150	2,125,812
Copano Energy LLC, 8.125%, 3/1/16 (3)	1,240	1,240,000
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	1,785	1,860,862
El Paso Corp., 9.625%, 5/15/12 (3)	3,800	4,322,500
El Paso Production Holding Co., 7.75%, 6/1/13	830	881,875
Encore Acquisition Co., Sr. Sub Notes, 7.25%, 12/1/17	4,285	4,327,850
Giant Industries, 8.00%, 5/15/14	3,750	3,918,750
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	15,320	13,979,500
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	6,735	6,381,412
Northwest Pipeline Corp., 8.125%, 3/1/10	2,490	2,661,187
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (3)	1,815	1,951,125
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,617,962
Petrobras International Finance Co., 7.75%, 9/15/14	885	971,287
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	2,255	2,657,517

Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	$4,775	$5,325,620
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	3,459	3,614,655
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15 (3)	4,670	4,833,450
Southern Natural Gas, 8.00%, 3/1/32	3,345	3,809,982
Southern Natural Gas, 8.875%, 3/15/10	1,180	1,268,216
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	11,475	11,761,875
United Refining Co., Sr. Notes, 10.50%, 8/15/12	8,140	8,750,500
Verasun Energy Corp., 9.875%, 12/15/12 (3)	5,450	5,613,500
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,840	2,198,800
		$105,072,662
Entertainment/Film — 0.9%
AMC Entertainment, Inc., 11.00%, 2/1/16 (3)	3,560	3,577,800
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	4,590	4,383,450
AMC Entertainment, Inc., Variable Rate, 8.59%, 8/15/10	1,065	1,099,612
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	9,335	5,741,025
		$14,801,887
Environmental — 1.2%
Aleris International, Inc., 9.00%, 11/15/14	4,169	4,377,450
Aleris International, Inc., 10.375%, 10/15/10	4,300	4,751,500
Browning-Ferris Industries, Inc., Sr. Notes, 6.375%, 1/15/08	4,915	4,915,000
Waste Services, Inc., Sr. Sub Notes, 9.50%, 4/15/14	6,285	6,379,275
		$20,423,225
Food & Drug Retail — 0.9%
Rite Aid Corp., 6.125%, 12/15/08 (3)	5,875	5,640,000
Rite Aid Corp., 7.125%, 1/15/07	6,400	6,448,000
Rite Aid Corp., 8.125%, 5/1/10	3,560	3,649,000
		$15,737,000
Food/Beverage/Tobacco — 2.1%
American Seafood Group, LLC, 10.125%, 4/15/10	6,840	7,233,300
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	7,475	6,054,750
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	5,085	5,212,125
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	8,530	8,252,775
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	8,265	7,376,512
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	2,049	2,184,746
		$36,314,208
Gaming — 4.9%
CCM Merger, Inc., 8.00%, 8/1/13 (3)	2,180	2,136,400
Chukchansi EDA, Sr. Notes, Variable Rate, 8.06%, 11/15/12 (3)	5,045	5,183,737
Eldorado Casino Shreveport, 10.00%, 8/1/12	659	517,423
Galaxy Entertainment Finance, 9.875%, 12/15/12 (3)	5,630	5,798,900

Galaxy Entertainment Finance, Variable Rate, 9.655%, 12/15/10 (3)	$4,100	$4,192,250
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (3)	3,645	3,645,000
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	7,210	7,083,825
Majestic Star Casino, LLC, 9.50%, 10/15/10	2,485	2,665,162
Majestic Star Casino, LLC, 9.75%, 1/15/11 (3)	4,000	4,110,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,275	2,408,656
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,765	5,678,525
San Pasqual Casino, 8.00%, 9/15/13 (3)	5,620	5,718,350
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	16,680	16,492,350
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (3)	4,310	4,390,812
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (3)	12,030	12,872,100
Wynn Las Vegas, LLC/Corp., 6.625%, 12/1/14	1,040	1,017,900
		$83,911,390
Healthcare — 4.7%
Accellent, Inc., 10.50%, 12/1/13 (3)	6,430	6,751,500
AMR HoldCo, Inc./Emcare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	6,620	7,083,400
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	7,625	4,975,312
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10	1,595	1,662,787
Concerta Operating Corp., 9.125%, 6/1/12	1,090	1,136,325
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,820	4,795,900
National Mentor, Inc., 9.625%, 12/1/12	3,920	4,174,800
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	10,060	11,216,900
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13 (3)	3,575	3,610,750
Service Corp. International, Sr. Notes, 7.50%, 6/15/17 (3)	5,065	5,166,300
US Oncology, Inc., 9.00%, 8/15/12	3,455	3,688,213
US Oncology, Inc., 10.75%, 8/15/14	6,925	7,686,750
Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes, 9.00%, 10/1/14	7,820	8,289,200
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	2,505	2,633,381
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,330	6,306,263
		$79,177,781
Homebuilders/Real Estate — 0.1%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	567	618,030
Stanley-Martin Co., 9.75%, 8/15/15 (3)	1,415	1,315,950
		$1,933,980
Hotels — 1.3%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 8.83%, 6/1/11	2,170	2,267,650
Host Marriot L.P., Series O, 6.375%, 3/15/15	730	724,525
Meristar Hospitality Corp., 9.00%, 1/15/08	2,965	3,083,600

Meristar Hospitality Corp., 9.125%, 1/15/11	$2,245	$2,441,438
Meristar Hospitality Operations / Finance, 10.50%, 6/15/09	12,573	13,264,515
		$21,781,728
Leisure — 2.4%
Six Flags Theme Parks, Inc., Sr. Notes, 8.875%, 2/1/10	9,405	9,593,100
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	17,995	20,109,413
Universal City Florida Holding, Sr. Notes, Variable Rate, 9.00%, 5/1/10	10,950	11,059,500
		$40,762,013
Metals/Mining — 0.5%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	2,155	2,381,275
Novelis, Inc., Sr. Notes, 7.50%, 2/15/15 (3)	6,705	6,369,750
		$8,751,025
Paper — 3.2%
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	3,110	3,284,938
Georgia-Pacific Corp., 9.50%, 12/1/11	5,520	5,947,800
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	11,075	11,490,313
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	4,055	3,608,950
NewPage Corp., 10.00%, 5/1/12	11,565	11,738,475
Stone Container Corp., 7.375%, 7/15/14	4,970	4,460,575
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	13,569	14,009,993
		$54,541,044
Publishing/Printing — 3.3%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	12,246	11,266,320
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	2,125	2,159,531
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	7,072	7,841,080
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	11,340	12,303,900
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13 (3)	3,805	3,500,600
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13 (3)	6,865	6,332,963
R.H. Donnelley Corp., Sr. Notes, 8.875%, 1/15/16 (3)	10,635	10,807,819
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14 (3)	2,340	2,287,350
		$56,499,563
Railroad — 0.6%
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	7,455	8,237,775
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,855	2,114,700
		$10,352,475
Restaurants — 0.2%
EPL Finance Corp., Sr. Notes, 11.75%, 11/15/13 (3)	3,760	3,835,200
		$3,835,200
Services — 3.7%
Hertz Corp., Sr. Notes, 8.875%, 1/1/14 (3)	14,245	14,779,188
Hertz Corp., Sr. Sub. Notes, 10.50%, 1/1/16 (3)	8,670	9,103,500

Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (3)	$4,075	$3,973,125
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (3)	3,695	3,547,200
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,950	2,625,500
Norcross Safety Products, LLC / Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	6,635	6,916,988
NSP Holdings / NSP Holdings Capital Corp., Sr. Notes (PIK), 11.75%, 1/1/12	8,595	8,615,568
Safety Products Holdings, Sr. Notes (PIK), 11.75%, 1/1/12 (3)	1,699	1,703,337
United Rentals North America, Inc., 6.50%, 2/15/12	1,220	1,207,800
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	11,140	10,610,850
		$63,083,056
Steel — 0.3%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	3,829	4,422,495
		$4,422,495
Super Retail — 2.5%
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	5,265	5,199,188
GSC Holdings Corp., 8.00%, 10/1/12 (3)	16,970	16,566,963
GSC Holdings Corp., Variable Rate, 8.405%, 10/1/11 (3)	6,785	6,886,775
Neiman Marcus Group, Inc., Sr. Notes, 9.00%, 10/15/15 (3)	5,245	5,467,913
Neiman Marcus Group, Inc., Sr. Sub. Notes, 10.375%, 10/15/15 (3)	8,220	8,517,975
		$42,638,814
Technology — 4.3%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	11,175	11,817,563
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	2,975	2,647,750
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	10,875	9,624,375
CPI Holdco, Inc., Sr. Notes, Variable Rate, 9.672%, 2/1/15	2,250	2,317,500
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	1,090	1,139,050
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13 (3)	7,465	7,800,925
Sungard Data Systems, Inc., Sr. Notes, Variable Rate, 8.525%, 8/15/13 (3)	1,775	1,850,438
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15 (3)	17,080	17,250,800
UGS Corp., 10.00%, 6/1/12	16,680	18,431,400
		$72,879,801
Telecommunications — 8.2%
AirGate PCS, Inc., 9.375%, 9/1/09	3,500	3,683,750
AirGate PCS, Inc., Variable Rate, 8.35%, 10/15/11	1,785	1,856,400
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	13,155	14,799,375
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	5,490	6,039,000
Centennial Communications Corp., Sr. Notes, Variable Rate, 10.25%, 1/1/13 (3)	3,585	3,683,588

Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	$3,900	$4,114,500
Inmarsat Finance PLC, 7.625%, 6/30/12	4,495	4,646,706
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 9.609%, 1/15/12 (3)	10,805	11,048,113
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	20,230	18,611,600
IWO Holdings, Inc., 10.75%, (0.00% until 2010) 1/15/15	3,590	2,665,575
IWO Holdings, Inc., Variable Rate, 8.35%, 1/15/12	965	1,006,013
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	165	167,063
New Skies Satellites NV, Sr. Notes, Variable Rate, 9.573%, 11/1/11	3,330	3,488,175
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	7,660	8,234,500
Qwest Communications International, Inc., 7.25%, 2/15/11	2,180	2,201,800
Qwest Communications International, Inc., Sr. Notes, 7.50%, 2/15/14 (3)	15,785	16,021,775
Qwest Corp., Sr. Notes, 7.625%, 6/15/15 (3)	3,500	3,696,875
Qwest Corp., Sr. Notes, 7.875%, 9/1/11	5,300	5,631,250
Rogers Wireless, Inc., 7.50%, 3/15/15	5,700	6,213,000
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	2,970	3,163,050
Rogers Wireless, Inc., Variable Rate, 7.616%, 12/15/10	5,465	5,663,106
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (3)	2,600	2,775,500
U.S. West Communications, Debs., 7.20%, 11/10/26	670	648,225
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	8,225	9,068,063
		$139,127,002
Textiles/Apparel — 2.9%
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	7,735	8,189,431
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	14,030	15,994,200
Levi Strauss & Co., Sr. Notes, Variable Rate, 9.28%, 4/1/12	4,395	4,526,850
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	7,890	8,116,838
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	4,390	4,357,075
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,740	1,783,500
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,240,000
Quiksilver, Inc., 6.875%, 4/15/15	2,495	2,407,675
		$49,615,569
Transportation Ex Air/Rail — 0.5%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	2,583	2,156,805
Horizon Lines, LLC, 9.00%, 11/1/12	3,787	4,018,954
Quality Distribution, LLC / QD Capital Corp., Variable Rate, 9.10%, 1/15/12	3,045	2,904,169
		$9,079,928
Utilities — 3.3%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (3)	3,555	3,883,838
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	349,370
AES Corp., Sr. Notes, 9.00%, 5/15/15 (3)	1,890	2,079,000
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,881	$3,250,389

Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	7,090	6,877,300
Mirant North America, LLC, Sr. Notes, 7.375%, 12/31/13 (3)	2,905	2,970,363
Mission Energy Holding Co., 13.50%, 7/15/08	5,230	6,066,800
NRG Energy, Inc., 8.00%, 12/15/13	3,407	3,815,840
NRG Energy, Inc., Senior Notes, 7.375%, 2/1/16	10,620	10,858,950
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	16,241,825
		$56,393,675
Total Corporate Bonds & Notes (identified cost $1,434,277,970)		$1,465,281,310

Convertible Bonds — 1.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Amkor Technologies, Inc., 5.75%, 6/1/06	$2,290	$2,284,275
Kerzner International Ltd., 2.375%, 4/15/24 (3)	3,595	4,462,294
L-3 Communications Corp., 3.00%, 8/1/35 (3)	5,745	5,931,712
Nortel Networks Ltd., 4.25%, 9/1/08	2,550	2,432,062
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,585	1,353,194
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,750	1,513,750
XM Satellite Radio, Inc., 1.75%, 12/1/09 (3)	3,450	2,984,250
Total Convertible Bonds (identified cost, $20,555,297)		$20,961,537

Common Stocks — 1.7%

Security	Shares	Value
Gaming — 0.8%
Kerzner International, Ltd. (5)	35,000	$2,283,400
Shreveport Gaming Holdings, Inc. (4)(5)	4,453	79,486
Trump Entertainment Resorts, Inc. (5)	562,002	11,023,669
		$13,386,555
Telecommunications — 0.3%
Crown Castle International Corp. (5)	62,704	1,982,701
New Skies Satellites Holdings, Ltd. (5)	149,840	3,255,274
		$5,237,975
Utilities — 0.6%
Mirant Corp. (5)	342,879	9,597,183
		$9,597,183
Total Common Stocks (identified cost $21,069,710)		$28,221,713

Convertible Preferred Stocks — 1.3%

Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	49,300	$5,016,275
Chesapeake Energy Corp., 5.00% (3)	21,939	2,446,199
Chesapeake Energy Corp., 5.00%	13,925	3,018,244
		$10,480,718
Telecommunications — 0.6%
Crown Castle International Corp., (PIK), 6.25%	174,523	9,773,288
		$9,773,288
Utilities — 0.1%
NRG Energy, Inc., 4.00% (3)	1,255	1,681,229
		$1,681,229
Total Convertible Preferred Stocks (identified cost $17,483,083)		$21,935,235

Warrants — 0.2%

Security	Shares	Value
Cable/Satellite TV — 0.0%
Ono Finance PLC, Exp. 3/16/11 (3)(4)(5)	2,520	$173,880
Ono Finance PLC, Exp. 5/31/09 (4)(5)	3,440	104,920
Ono Finance PLC, Exp. 5/31/09 (4)(5)	1,200	38,615
		$317,415
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	3,400	0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests (4)(5)(6)	6,338	38,027
		$38,027
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06 (4)(5)(6)	845	8
		$8
Technology — 0.0%
Asat Finance, Exp. 11/1/06 (3)(4)(5)	3,900	2,262
		$2,262
Telecommunications — 0.2%
American Tower Corp., Exp. 8/1/08 (3)(5)	4,825	2,103,236
		$2,103,236

Transportation Ex Air/Rail — 0.0%
Quality Distribution, Inc., Exp.1/15/07 (3)(4)(5)	817	$8,562
		$8,562
Total Warrants (identified cost $505,960)		$2,469,510

Miscellaneous — 0.0%

Security	Shares	Value
Gaming — 0.0%
Trump Atlantic City (4)(5)	8,960,000	$344,960
		$344,960
Utilities — 0.0%
Mirant Corp., Escrow Certificate	4,900,000	196,000
Mirant Corp., Escrow Certificate	2,205,000	88,200
		$284,200
Total Miscellaneous (identified cost $0)		$629,160

Commercial Paper — 5.7%

	Principal
	Amount
Security	(000’s omitted)	Value
HSBC Finance Corp., 4.50%, 2/1/06	$77,296	$77,296,000
Yorktown Capital, LLC, 4.50%, 2/6/06	19,464	19,451,835
Total Commercial Paper (at amortized cost, $96,747,835)		$96,747,835

Short-Term Investments — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 98.5% (identified cost $1,629,409,220)		$1,674,344,936
Other Assets, Less Liabilities — 1.5%		$25,215,336
Net Assets — 100.0%		$1,699,560,272

PIK	—	Payment In Kind.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $407,163,445 or 24.0% of the Portfolio’s net assets.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Non-income producing security.
(6)	Restricted security.

A summary of financial instruments at January 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement		In Exchange For	Net Unrealized
Date	Deliver	(in U.S. dollars)	Depreciation
2/15/06	Euro
	2,815,800	3,409,934	(11,972)
		$ 3,409,934	$ (11,972)

At January 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under this contract.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,633,008,512
Gross unrealized appreciation	$65,144,686
Gross unrealized depreciation	(23,808,262)
Net unrealized appreciation	$41,336,424

The net unrealized appreciation on foreign currency is $9,021.

Restricted Securities

At January 31, 2006, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Common Stocks and Warrants
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	6,338	$0	$38,027
New World Coffee, Exp. 6/15/06	1/06/03-5/13/03	845	0	8
			$0	$38,035

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer
Date:	March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer
Date:	March 24, 2006
By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer and Principal Financial Officer
Date:	March 24, 2006